                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [ ]; Amendment Number: __
    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Honeywell International Inc.
Address:        P.O. Box 1219
                101 Columbia Road
                Morristown, New Jersey  07960
Form 13F File Number: 28-1879

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Harsh Bansal
Title: Vice President - Investments of Honeywell International Inc.
Phone: (973) 455-4502
Signature, Place, and Date of Signing:

/s/ Harsh Bansal Morris Township, New Jersey November 9, 2004
----------------
Harsh Bansal

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report,and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number                  Name
NONE





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                                     Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       62

Form 13F Information Table Value Total:       $475,789
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number   Name
1.     28-7176                Allied Capital Management LLC







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                                   13F REPORT

                               September 30, 2004

            NAME OF REPORTING MANAGER: HONEYWELL INTERNATIONAL, INC.



COLUMN 1                     COLUMN 2 COLUMN 3   COLUMN 4   COLUMN 5               COLUMN 6   COLUMN 7       COLUMN 8
                             TITLE OF  CUSIP       VALUE    SHRS OR   SH/   PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS   NUMBER    (x$1000)   PRN AMT   PRN   CALL  DISCRETION  MANAGERS   SOLE        SHARED   NONE
--------------------------------------------------------------------- ------------------------------------------------------------
ACE LTD                         COM   G0070K103      7107     177,400   SH    N/A    DEFINED   DEFINED       177,400
BUNGE LTD                       COM   G16962105      7732     193,400   SH    N/A    DEFINED   DEFINED       193,400
INTERWAVE COMMUNICATIONS        COM   G4911N300         2         285   SH    N/A    DEFINED   DEFINED           285
AT&T WIRELESS SVCS INC          COM   00209A106      1537     104,000   SH    N/A    DEFINED   DEFINED       104,000
ALCATEL SPONSORED ADR           ADR   013904305       415      35,358   SH    N/A    DEFINED   DEFINED        35,358
ALTRIA GROUP INC                COM   02209S103      7103     151,000   SH    N/A    DEFINED   DEFINED       151,000
AMBAC FINL GROUP INC            COM   023139108      9306     116,400   SH    N/A    DEFINED   DEFINED       116,400
AMERICAN INTL GROUP             COM   026874107      7927     116,590   SH    N/A    DEFINED   DEFINED       116,590
AMERISOURCEBERGEN CORP          COM   03073E105      7235     134,700   SH    N/A    DEFINED   DEFINED       134,700
ANDREW CORP                     COM   034425108      2056     168,000   SH    N/A    DEFINED   DEFINED       168,000
AUTONATION INC                  COM   05329W102      6839     400,400   SH    N/A    DEFINED   DEFINED       400,400
BARD C R INC                    COM   067383109      6875     121,400   SH    N/A    DEFINED   DEFINED       121,400
BLOCK H & R INC                 COM   093671105      8495     171,900   SH    N/A    DEFINED   DEFINED       171,900
CEMEX S A SPONSORED ADR         ADR   151290889      1511      53,700   SH    N/A    DEFINED   DEFINED        53,700
CHEVRONTEXACO CORP              COM   166764100      7735     144,200   SH    N/A    DEFINED   DEFINED       144,200
CITIGROUP INC                   COM   172967101     11251     255,000   SH    N/A    DEFINED   DEFINED       255,000
CONOCOPHILLIPS                  COM   20825C104      7794      94,074   SH    N/A    DEFINED   DEFINED        94,074
DOLLAR GEN CORP                 COM   256669102      8218     407,800   SH    N/A    DEFINED   DEFINED       407,800
DOMINION RESOURCES INC          COM   25746U109      6923     106,100   SH    N/A    DEFINED   DEFINED       106,100
GOLDMAN SACHS GROUP             COM   38141G104      5362      57,500   SH    N/A    DEFINED   DEFINED        57,500
HEWLETT PACKARD CO              COM   428236103      9412     502,000   SH    N/A    DEFINED   DEFINED       502,000
HI/FN INC                       COM   428358105        14       1,541   SH    N/A    DEFINED   DEFINED         1,541
HOME DEPOT INC                  COM   437076102     13998     357,100   SH    N/A    DEFINED   DEFINED       357,100
INCO LTD                        COM   453258402      8282     212,100   SH    N/A    DEFINED   DEFINED       212,100
JOHNSON & JOHNSON               COM   478160104      9593     170,300   SH    N/A    DEFINED   DEFINED       170,300
JOHNSON CTLS INC                COM   478366107      9862     173,600   SH    N/A    DEFINED   DEFINED       173,600
KING PHARMACEUTICALS INC        COM   495582108      6961     583,000   SH    N/A    DEFINED   DEFINED       583,000
LABORATORY CORP AMER            COM   50540R409      8057     184,300   SH    N/A    DEFINED   DEFINED       184,300
LIMITED BRANDS INC              COM   532716107     10168     456,200   SH    N/A    DEFINED   DEFINED       456,200
MARSH & MCLENNAN COS INC        COM   571748102      8086     176,700   SH    N/A    DEFINED   DEFINED       176,700
MASCO CORP                      COM   574599106      9523     275,800   SH    N/A    DEFINED   DEFINED       275,800
MATTEL INC                      COM   577081102     11710     645,900   SH    N/A    DEFINED   DEFINED       645,900
MBNA CORP                       COM   55262L100     10934     433,900   SH    N/A    DEFINED   DEFINED       433,900
METLIFE INC                     COM   59156R108     11054     286,000   SH    N/A    DEFINED   DEFINED       286,000
MICROSOFT CORP                  COM   594918104     20977     758,680   SH    N/A    DEFINED   DEFINED       758,680
MYLAN LABS INC                  COM   628530107      5224     290,200   SH    N/A    DEFINED   DEFINED       290,200
NORTHROP GRUMMAN CORP           COM   666807102      6960     130,500   SH    N/A    DEFINED   DEFINED       130,500
OMNICOM GROUP                   COM   681919106      7890     108,000   SH    N/A    DEFINED   DEFINED       108,000
PEPSICO INC                     COM   713448108     12430     255,500   SH    N/A    DEFINED   DEFINED       255,500


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                                   13F REPORT

                               September 30, 2004

            NAME OF REPORTING MANAGER: HONEYWELL INTERNATIONAL, INC.



COLUMN 1                     COLUMN 2 COLUMN 3   COLUMN 4   COLUMN 5               COLUMN 6   COLUMN 7       COLUMN 8
                             TITLE OF  CUSIP       VALUE    SHRS OR   SH/   PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS   NUMBER    (x$1000)   PRN AMT   PRN   CALL  DISCRETION  MANAGERS   SOLE        SHARED   NONE
--------------------------------------------------------------------- ------------------------------------------------------------
PERFORMANCE FOOD GROUP CO       COM   713755106      7300     308,000   SH    N/A    DEFINED   DEFINED       308,000
PFIZER INC                      COM   717081103     13127     429,000   SH    N/A    DEFINED   DEFINED       429,000
PIER 1 IMPORTS INC              COM   720279108      6780     375,000   SH    N/A    DEFINED   DEFINED       375,000
POPULAR INC                     COM   733174106      8679     330,000   SH    N/A    DEFINED   DEFINED       330,000
REEBOK INTL LTD                 COM   758110100      8434     229,700   SH    N/A    DEFINED   DEFINED       229,700
SARA LEE CORP                   COM   803111103      7811     341,700   SH    N/A    DEFINED   DEFINED       341,700
SBC COMMUNICATIONS INC          COM   78387G103     10769     415,000   SH    N/A    DEFINED   DEFINED       415,000
SEALED AIR CORP                 COM   81211K100      7746     167,100   SH    N/A    DEFINED   DEFINED       167,100
SHERWIN WILLIAMS CO             COM   824348106      7077     161,000   SH    N/A    DEFINED   DEFINED       161,000
SIGMA ALDRICH                   COM   826552101      6809     117,400   SH    N/A    DEFINED   DEFINED       117,400
ST PAUL COS INC                 COM   792860108      6592     199,400   SH    N/A    DEFINED   DEFINED       199,400
SUNGARD DATA SYS INC            COM   867363103      7858     330,600   SH    N/A    DEFINED   DEFINED       330,600
TEVA PHARMACEUTICAL INDS        COM   881624209      5179     199,600   SH    N/A    DEFINED   DEFINED       199,600
TOYS R US INC                   COM   892335100      7610     429,000   SH    N/A    DEFINED   DEFINED       429,000
US BANCORP DEL COM NEW          COM   902973304      9653     334,000   SH    N/A    DEFINED   DEFINED       334,000
UNION PAC CORP                  COM   907818108      6680     114,000   SH    N/A    DEFINED   DEFINED       114,000
VALERO ENERGY CORP              COM   91913Y100      6529      81,400   SH    N/A    DEFINED   DEFINED        81,400
VIVUS INC                       COM   928551100         1         132   SH    N/A    DEFINED   DEFINED           132
VODAFONE GROUP SPONSORED ADR    ADR   92857W100      5377     223,000   SH    N/A    DEFINED   DEFINED       223,000
WELLPOINT HEALTH NETWORKS       COM   94973H108      7840      74,600   SH    N/A    DEFINED   DEFINED        74,600
WESTERN DIGITAL CORP            COM   958102105      7955     905,000   SH    N/A    DEFINED   DEFINED       905,000
WYETH                           COM   983024100      8415     225,000   SH    N/A    DEFINED   DEFINED       225,000
YUM BRANDS INC                  COM   988498101      9010     221,600   SH    N/A    DEFINED   DEFINED       221,600
                GRAND TOTAL                        475789  15,221,760

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                                  Page 2 of 2